Earnings per Share (Schedule of Weighted-average Number of Ordinary Shares Diluted) (Details) - shares shares in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Weighted average number of ordinary shares used in the computation of the basic earnings per share		1,290,580	1,289,968	1,289,361
Effect of stock options	[1]	815	71	1,307
Weighted average number of ordinary shares used in the computation of the diluted earnings per share		1,291,395	1,290,039	1,290,668

[1]	As of December 31, 2025, 2024 and 2023, number of 19.7 million, 23.5 million and 11 million options, respectively, were not included since they did not have a diluting effect.